Stock-based Compensation and Other Benefit Plans - Schedule of Recognized Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Stock-Based Compensation Plans
Total stock-based compensation expense	$ 27,542	$ 31,033	$ 25,548
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	4,347	4,400	3,702
Total stock-based compensation, net of taxes	23,195	26,633	21,846
Cognyte employees
Stock-Based Compensation Plans
Total stock-based compensation expense	3,317	3,459	3,298
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	416	454	503
Total stock-based compensation, net of taxes	2,901	3,005	2,795
Other allocations
Stock-Based Compensation Plans
Total stock-based compensation expense	24,225	27,574	22,250
Income tax benefits related to stock-based compensation (before consideration of valuation allowances)	3,931	3,946	3,199
Total stock-based compensation, net of taxes	20,294	23,628	19,051
Cost of revenue | Software
Stock-Based Compensation Plans
Total stock-based compensation expense	734	642	333
Cost of revenue | Software | Cognyte employees
Stock-Based Compensation Plans
Total stock-based compensation expense	110	90	25
Cost of revenue | Software | Other allocations
Stock-Based Compensation Plans
Total stock-based compensation expense	624	552	308
Cost of revenue | Software service
Stock-Based Compensation Plans
Total stock-based compensation expense	441	636	702
Cost of revenue | Software service | Cognyte employees
Stock-Based Compensation Plans
Total stock-based compensation expense	183	259	356
Cost of revenue | Software service | Other allocations
Stock-Based Compensation Plans
Total stock-based compensation expense	258	377	346
Cost of revenue | Professional service and other
Stock-Based Compensation Plans
Total stock-based compensation expense	952	1,641	1,210
Cost of revenue | Professional service and other | Cognyte employees
Stock-Based Compensation Plans
Total stock-based compensation expense	218	330	218
Cost of revenue | Professional service and other | Other allocations
Stock-Based Compensation Plans
Total stock-based compensation expense	734	1,311	992
Research and development, net
Stock-Based Compensation Plans
Total stock-based compensation expense	5,621	6,298	4,855
Research and development, net | Cognyte employees
Stock-Based Compensation Plans
Total stock-based compensation expense	1,109	1,272	858
Research and development, net | Other allocations
Stock-Based Compensation Plans
Total stock-based compensation expense	4,512	5,026	3,997
Selling, general and administrative
Stock-Based Compensation Plans
Total stock-based compensation expense	19,794	21,816	18,448
Selling, general and administrative | Cognyte employees
Stock-Based Compensation Plans
Total stock-based compensation expense	1,697	1,508	1,841
Selling, general and administrative | Other allocations
Stock-Based Compensation Plans
Total stock-based compensation expense	$ 18,097	$ 20,308	$ 16,607